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                      [Sullivan & Cromwell LLP Letterhead]


                                                                  March 23, 2006


VIA EDGAR
---------

Securities and Exchange Commission,
  100 F Street, N.E.,
    Washington, D.C. 20549.


              Re: Amendment No.1 on Form 20-F/A to the Annual Report of Foreign Private Issuer on Form 20-F, for the fiscal year ended December 31, 2004, of China Eastern Airlines Corporation Limited
                     ----------------------------------------------


Dear Sirs:

     On behalf of China Eastern Airlines Corporation Limited (the "Company"), we hereby enclose for filing via EDGAR pursuant to the Securities Exchange Act of 1934, as amended, and the rules and regulations promulgated thereunder, the Amendment No. 1 on Form 20-F/A to the Company's Annual Report on Form 20-F for its fiscal year ended December 31, 2004, filed on June 24, 2005, together with exhibits thereto.

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Securities and Exchange Commission                                           -2-


     Please direct any questions to the undersigned in Hong Kong at +852-2826-8688 or through our Washington office at (202) 956-7500.



                                                  Very truly yours,


                                                      /S/ Liu Fang
                                                      --------------
                                                      Liu Fang


(Enclosures)

cc:   L. Jacob Fien-Helfman
      (United States Securities and
        Exchange Commission)

      Zhuping Luo
      Hian Zhou
      (China Eastern Airlines Corporation Limited)

      Chun Wei
      Da-Wai Hu
      (Sullivan & Cromwell LLP)